Impairment of Mineral Stream Interests	12 Months Ended
Dec. 31, 2019
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Impairment of Mineral Stream Interests
11.	Impairment of Mineral Stream Interests
As more fully described in Note 3.8, at every reporting period the Company assesses each PMPA to determine whether any indication of impairment or impairment reversal exists. Based on the Company’s analysis, the following PMPAs were determined to be impaired:

	Years Ended December 31

(in thousands)	2019	2018

Cobalt Interests

Voisey’s Bay	$ 165,912	$-

Total impairment charges	$ 165,912	$-
Voisey’s Bay - Indicator of Impairment at June 30, 2019
As described in Note 10, on June 11, 2018, the Company entered into the Voisey’s Bay PMPA. Concurrently, Vale also entered into a streaming agreement with Cobalt 27 Capital Corp. (“Cobalt 27”) on the Voisey’s Bay mine with similar terms and conditions to the Voisey’s Bay PMPA.
On June 18, 2019, Cobalt 27 announced that it had entered into an agreement with Pala Investments Limited (“Pala”) whereby Pala would acquire 100% of Cobalt 27’s issued and outstanding common shares. The estimated implied price paid by Pala for Cobalt 27’s streaming agreement on the Voisey’s Bay mine was significantly lower than the original upfront cash payment paid by Cobalt 27 to Vale at the time their agreement was entered into. The implied purchase price paid by Pala to acquire Cobalt 27’s Voisey’s Bay stream was determined to be an indicator of impairment relative to the Company’s Voisey’s Bay PMPA.
The Voisey’s Bay PMPA had a carrying value at June 30, 2019 of $393 million. Management estimated that the recoverable amount at June 30, 2019 under the Voisey’s Bay PMPA was $227 million, representing its FVLCD and resulting in an impairment charge of $166 million. The recoverable amount related to the Voisey’s Bay PMPA was estimated using an average discount rate of 7% and the market price of cobalt of $14.83 per pound. As this valuation technique requires the use of estimates and assumptions such as commodity prices, discount rates, recoverable pounds of cobalt and operating performance, it is classified within Level 3 of the fair value hierarchy.
During the six months ended December 31, 2019, there were no further indications of impairment or any indications of impairment reversal that resulted in a reassessment of the recoverable value of the Voisey’s Bay PMPA.